Amortization Expense Included in Condensed Consolidated Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite Lived Intangible Assets [Line Items]
Amortization expense, including amounts written-off related to capitalized costs	$ 1,492,000	$ 2,316,000	$ 2,500,000
Cost of revenue
Finite Lived Intangible Assets [Line Items]
Amortization expense, including amounts written-off related to capitalized costs	342,000	672,000	802,000
Selling and marketing
Finite Lived Intangible Assets [Line Items]
Amortization expense, including amounts written-off related to capitalized costs	$ 1,150,000	$ 1,644,000	$ 1,698,000